                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment  [ ]      Amendment  Number:____________
    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Karen M. Fleiss
Address: 1270 Avenue of The Americas, 11th Floor
         New York, New York  10020


Form 13F File Number: 28-07512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Karen M. Fleiss
Title:   General Partner of KMF Partners, L.P.
Phone:   (212) 582-5048

Signature, Place, and Date of Signing:

/s/ Karen M. Fleiss                New York, New York                    8/11/99
-------------------                ------------------                    -------
[Signature]                           [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            1
                                         -----------

Form 13F Information Table Entry Total:      91
                                         -----------

Form 13F Information Table Value Total:     330,667
                                         -----------
                                          (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                    Name

 1         28-07518                                KMF Partners, L.P.




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

                                                           Karen M. Fleiss
                                                              Form 13F
                                                            June 30, 1999

                                       Item 2     Item 3      Item 4                    Item 6       Item 7
Item 1                                 Title of   CUSIP       Fair Market   Item 5      Investment   Other      Item 8
Name of Issuer                         Class      Number      Value         Shares      Discretion   Managers   Voting Authority
                                                                                                                Sole   Shared   None
ABERCROMBIE AND FITCH CO.- CL A        CLA        002896207     4,800         100,000   Defined      1                 100,000
ADELPHIA COMMUNICATIONS CORPORATION    COM        006848105     5,472          86,000   Defined      1                  86,000
ADVANCE FIBRE COMMUNICATIONS           COM        00754A105     3,125         200,000   Defined      1                 200,000
AMERICA ONLINE INC.                    COM        02364J104    34,050         308,144   Defined      1                 308,144
AMERICAN EAGLE OUT.                    COM        02553E106     7,735         170,000   Defined      1                 170,000
AMERICAN EXPRESS COMPANY               COM        025816109     2,603          20,000   Defined      1                  20,000
AMES DEPARTMENT STORES                 COM        030789507    10,266         225,000   Defined      1                 225,000
ANN TAYLOR                             COM        036115103     2,088          46,400   Defined      1                  46,400
ASK JEEVES INC.                        COM        045174109         7             500   Defined      1                     500
AT&T CORP-LIBERTY MEDIA GROUP          COM        001957208     3,675         100,000   Defined      1                 100,000
BEST BUY                               COM        086516101     4,050          60,000   Defined      1                  60,000
CABLEVISION SYSTEMS                    COM        12686C109     2,660          38,000   Defined      1                  38,000
CASE CORP                              COM        14743R103    12,513         260,000   Defined      1                 260,000
CBS CORP.                              COM        12490K107     2,172          50,000   Defined      1                  50,000
CHECK POINT SOFTWARE INC.              COM        M22465104     2,413          45,000   Defined      1                  45,000
CIENA CORP                             COM        171779101     6,038         200,000   Defined      1                 200,000
CIRCUIT CITY                           COM        172737108     4,650          50,000   Defined      1                  50,000
CISCO SYSTEMS                          COM        17275R102     3,866          60,000   Defined      1                  60,000
CITRIX SYSTEMS                         COM        177376100     3,390          60,000   Defined      1                  60,000
CLARENT CORP.                          COM        180461105        18           1,200   Defined      1                   1,200
CLEAR CHANNEL                          COM        184502102     4,136          60,000   Defined      1                  60,000
CMGI INC.                              COM        125750109     9,125          80,000   Defined      1                  80,000
COMCAST CORP.                          CLA        200300200     1,538          40,000   Defined      1                  40,000
COMPUTER ASSOCIATES                    COM        204912109     2,750          50,000   Defined      1                  50,000
CORECOMM LTD.                          COM        G2422R109     1,062          22,000   Defined      1                  22,000
COVENTRY CORP.                         COM        222862104     2,734         250,000   Defined      1                 250,000
DENDRITE INTL                          COM        248239105     4,696         130,000   Defined      1                 130,000
DIGITAL ISLAND INC.                    COM        25385N101       269          15,000   Defined      1                  15,000
DONALDSON LUFKIN JENRETTE              COM        257661108     2,711          45,000   Defined      1                  45,000
DSP GROUP, INC.                        COM        23332K106     4,284         119,000   Defined      1                 119,000
E-LOAN INC.                            COM        26861P107         4             100   Defined      1                     100
EXODUS COMMUNICATIONS INC.             COM        302088109     3,598          30,000   Defined      1                  30,000
FDX CORP.                              COM        31304N107     2,170          40,000   Defined      1                  40,000
FIRST DATA CORP                        COM        319963104     2,447          50,000   Defined      1                  50,000
FOUNDATION HEALTH SYSTEMS CLASS A      CLA        350404109     1,800         120,000   Defined      1                 120,000
GAP, THE                               COM        364760108     4,534          90,000   Defined      1                  90,000
GEMSTAR INTERNATIONAL GROUP LTD.       COM        G3788V106     1,305          20,000   Defined      1                  20,000
GOLDMAN SACHS                          COM        38141G104     3,150          43,600   Defined      1                  43,600
GUIDANT CORP                           COM        401698105     4,115          80,000   Defined      1                  80,000
HEALTHSOUTH CORP                       COM        421924101     1,494         100,000   Defined      1                 100,000
HOME DEPOT INC.                        COM        437076102     2,578          40,000   Defined      1                  40,000
INTIMATE BRANDS INC.                   COM        461156101     1,492          31,500   Defined      1                  31,500
INTUIT INC.                            COM        461202103     1,803          20,000   Defined      1                  20,000
JDS UNIPHASE CORP                      COM        46612J101     6,640          40,000   Defined      1                  40,000
JONES INTERCABLE INC.                  COM        480206101     1,470          30,000   Defined      1                  30,000
K-SWISS INC.                           COM        482686102     3,139          67,500   Defined      1                  67,500
KOHL'S CORPORATION                     COM        500255104     7,225          93,600   Defined      1                  93,600
LEGATO SYSTEMS                         COM        524651106     3,465          60,000   Defined      1                  60,000
LEVEL 3 COMMUNICATIONS INC.            COM        52729N100     3,754          62,500   Defined      1                  62,500
LSI LOGIC                              COM        502161102     2,306          50,000   Defined      1                  50,000






LUCENT TECHNOLOGIES                    COM        549463107     7,233         107,250   Defined      1                 107,250
MCI WORLDCOM INC.                      COM        55268B106     6,799          78,999   Defined      1                  78,999
MEDIAONE GROUP INC.                    COM        58440J104     2,231          30,000   Defined      1                  30,000
MEDIMMUNE INC.                         COM        584699102     5,420          80,000   Defined      1                  80,000
MEDTRONIC INC.                         COM        585055106     3,115          40,000   Defined      1                  40,000
MICROSOFT                              COM        594918104     4,509          50,000   Defined      1                  50,000
MONTANA POWER CORP.                    COM        612085100     3,017          42,800   Defined      1                  42,800
MORGAN STANLEY DEAN WITTER & CO.       COM        617446448     3,075          30,000   Defined      1                  30,000
NETWORK PLUS CORP.                     COM        64122D506       438          21,000   Defined      1                  21,000
NEXTEL COMMUNICATIONS INC CLASS A      CLA        65332V103     6,023         120,000   Defined      1                 120,000
NORTEL NETWORKS CORP.                  COM        656569100     2,604          30,000   Defined      1                  30,000
NOVELL INC.                            COM        670006105     2,650         100,000   Defined      1                 100,000
NTL INC.                               COM        629407107     8,619         100,000   Defined      1                 100,000
ORACLE SYSTEMS                         COM        68389X105     3,713         100,000   Defined      1                 100,000
OXFORD HEALTH PLANS                    COM        691471106     1,556         100,000   Defined      1                 100,000
PETCO ANIMAL SUPPLIES INC.             COM        716016100     1,575         100,000   Defined      1                 100,000
REMEDY CORP                            COM        759548100     2,150          80,000   Defined      1                  80,000
RESEARCH IN MOTION LTD.                COM        760975102     2,025         100,000   Defined      1                 100,000
RUBIO'S RESTAURANTS INC.               COM        78116B102       656          42,500   Defined      1                  42,500
SCI SYSTEMS INC.                       COM        783890106     3,325          70,000   Defined      1                  70,000
SCIENTIFIC-ATLANTA, INC.               COM        808655104     1,800          50,000   Defined      1                  50,000
SDL INC.                               COM        784076101     2,553          50,000   Defined      1                  50,000
SFX ENTERTAINMENT INC.                 COM        784178105     2,560          40,000   Defined      1                  40,000
SIERRA HEALTH                          COM        826322109     1,341          92,900   Defined      1                  92,900
SILICON GRAPHICS                       COM        827056102     1,146          70,000   Defined      1                  70,000
SONIC CORP.                            COM        84336P103       979          30,000   Defined      1                  30,000
STAPLES, INC.                          COM        855030102     8,539         276,008   Defined      1                 276,008
SUN MICROSYSTEMS                       COM        866810104     2,066          30,000   Defined      1                  30,000
TCI SATELLITE ENTERTAINMENT, INC.      COM        872298104       881         300,000   Defined      1                 300,000
TELEWEST COMMUNICATIONS PLC ADR        ADR        87956P105     1,716          37,500   Defined      1                  37,500
TERADYNE                               COM        880770102     3,588          50,000   Defined      1                  50,000
TIFFANY & CO.-NEW                      COM        886547108     2,895          30,000   Defined      1                  30,000
TIMBERLAND CO.                         COM        887100105     1,525          22,400   Defined      1                  22,400
TJX COMPANIES INC.                     COM        872934104     3,331         100,000   Defined      1                 100,000
TLC THE LAZER CENTER INC.              COM        907834105     2,400          50,000   Defined      1                  50,000
TWEETER HOME ENTERTAINMENT GROUP       COM        901167106     2,748          70,000   Defined      1                  70,000
US TECHNOLOGIES INC.                   COM        91272D309       599       1,814,900   Defined      1               1,814,900
VIATEL INC                             COM        925529208     5,781         103,000   Defined      1                 103,000
WAL-MART STORES INC.                   COM        931142103     3,860          80,000   Defined      1                  80,000
WATERS CORP                            COM        941848103     2,125          40,000   Defined      1                  40,000
HASBRO JUL 30 PUTS                     PUT        4180569TF       116             500   Defined      1                     500

TOTAL                                                         330,667

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